Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - CM Life Sciences, Inc. - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Liabilities:
Warrant Liability – Public Warrants		$ (38,510,584)
Level 1
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 442,774,870	442,763,951	$ 442,763,951
Liabilities:
Warrant Liability – Public Warrants	76,448,164	40,290,250	40,290,250
Level 3
Liabilities:
Warrant Liability – Private Placement Warrants	$ 50,511,936	$ 30,032,168	$ 30,032,168